OPERATING LEASES (Tables)	12 Months Ended
Dec. 31, 2022
Operating Leases
SCHEDULE OF OPERATING LEASE

Weighted-average remaining lease term as of December 31, 2022, and discount rate for its operating leases are as follows:

Weighted-average remaining lease term	16.27 months
Weighted-average discount rate	4.75%

SCHEDULE OF MATURITIES OF OPERATING LEASE LIABILITIES

The following table outlines maturities of operating lease liabilities as of December 31, 2022:

Year ending December 31	Leases for office/ server rooms/ Dormitory
2023	$31,102
2024	20,734
Total lease payments	51,836
Less: Imputed interest	(2,094)
Present value of lease liabilities	$49,742